Cash and cash equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents.
Restricted cash	£ 16	£ 15
Cash held in countries with foreign exchange regulations	71	70
Cash at bank and in hand	796	1,080
Money market funds	24	153
Short-term bank deposits	105	329
Cash and cash equivalents in the Consolidated Balance Sheet	925	1,562
Bank overdraft	(553)	(730)
Cash and cash equivalents in the Consolidated Cash Flow Statement	£ 372	£ 832	£ 879	£ 242